Related party transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions
25 Related party transactions
Transactions between RELX PLC and subsidiaries of the Group have been eliminated within the consolidated financial statements. Transactions with joint ventures were made on normal market terms of trading and comprise sales of goods and services of nil (2020: nil; 2019: £4m) and the rendering and receiving of goods and services of £0.2m (2020: £0.1m; 2019: £0.1m). As at 31 December 2021, amounts owed by joint ventures were £2.4m (2020: £0.8m; 2019: £5m) and amounts due to joint ventures were £1.4m (2020: £0.4m; 2019: £0.5m). See note 6 for details of the Group’s participation in defined benefit pension schemes.
Key management personnel are also related parties as defined by IAS 24 – Related Party Disclosures and comprise the Executive and Non-Executive
Directors of RELX PLC. Key management personnel remuneration is set out below. For reporting purposes, salary, benefits and annual incentive payments are considered short-term employee benefits.

KEY MANAGEMENT PERSONNEL REMUNERATION	2021 £m	2020 £m	2019 £m
Salaries, other short-term employee benefits and non-executive fees	7	6	7
Post-employment benefits	1	1	1
Share based remuneration*	8	1	7
Total	16	8	15

EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Share based remuneration* £’000	Pension* £’000	Total £’000
Total Executive Directors	2021	2,085	97	3,604	7,953	774	14,514
	2020	2,034	99	2,623	595	687	6,038
	2019	1,984	101	3,038	7,343	725	13,191

*
The figures for share based awards are calculated in accordance with the methodology set out in the UK Regulations. The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page 102 for further details. Pension is calculated in accordance with the methodology set out in the UK Regulations.

NON-EXECUTIVE DIRECTORS	2021 £’000	2020 £’000	2019 £’000
Fees and benefits	1,055	1,558	1,569
The remuneration of
non-executive
directors comprises fees for services, and benefits primarily relating to tax filing support in respect of filings resulting from their directorships. No deemed benefits were provided during 2021 to former Directors (2020: nil; 2019: nil). No loans, advances or guarantees have been provided on behalf of any Director. The aggregate gains made by Executive Directors on the exercise of options during 2021 were nil (2020: nil; 2019: nil).